Income Taxes (Details 1)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Difference between the 34% U.S. federal corporate tax rate and the Company's effective tax rate
Expected federal income tax rate	(34.00%)	(34.00%)	(34.00%)
Expiring credits and NOLs	116.30%	66.30%	74.20%
Change in valuation allowance	(76.60%)	(22.50%)	(34.10%)
Federal and state credits	(0.60%)	(3.30%)	(6.40%)
State income taxes, net of federal benefit	(5.20%)	(5.40%)	(4.80%)
Permanent differences	0.10%	(1.00%)	2.60%
State rate change			0.30%
Other		(0.10%)	2.20%
Effective tax rate	0.00%	0.00%	0.00%